AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 96.4%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	5,410,119	$60,647,437
(cost $53,905,574)

Short-Term Investment — 2.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,563,420)	1,563,420	1,563,420

TOTAL INVESTMENTS—98.9% (cost $55,468,994)(wa)		62,210,857

Other assets in excess of liabilities(z) — 1.1%		722,472

Net Assets — 100.0%		$62,933,329

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
487	5 Year U.S. Treasury Notes	Jun. 2026	$52,683,509	$(667,670)
186	10 Year U.S. Treasury Notes	Jun. 2026	20,654,720	(375,590)
				(1,043,260)
Short Positions:
73	2 Year U.S. Treasury Notes	Jun. 2026	15,143,508	103,159
147	3 Year U.S. Treasury Notes	Jun. 2026	31,074,422	295,391
49	10 Year U.S. Ultra Treasury Notes	Jun. 2026	5,562,266	99,633
68	20 Year U.S. Treasury Bonds	Jun. 2026	7,743,500	215,007
42	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	4,895,625	145,371
				858,561
				$(184,699)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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